Commitments and Contingencies Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Capital lease carrying value	$ 7,218	$ 6,999
Capital leases, accumulated depreciation	3,942	2,799
Future minimum rentals under noncancelable subleases	1,431
Operating leases, rent expense	19,066	18,616	21,070
Commitments to purchase	8,645
Vehicles [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital lease term	3 years
Vehicles [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital lease term	6 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital lease term	3 years
Operating lease term	1 year
Furniture, fixtures and equipment [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital lease term	6 years
Operating lease term	5 years
Building and improvements [Member]
Loss Contingencies [Line Items]
Capital lease term	11 years
Building and improvements [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease term	1 year
Building and improvements [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease term	5 years
Accrued expenses and other liabilities [Member] | Chinese Manufactured Drywall [Member]
Loss Contingencies [Line Items]
Probable future payouts, Current		1,638
Prepaid expenses and other current assets [Member] | Indemnification agreement [Member] | Chinese Manufactured Drywall [Member]
Loss Contingencies [Line Items]
Indemnification receivable, Current		$ 1,638